Segment Information (Product Category Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Consumables and Related Revenues [Member]
Net sales	1,085,596	1,011,863	937,714
Instrumentation [Member]
Net sales	$ 168,860	$ 157,884	$ 149,717